LONG-TERM DEBT (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Jul. 20, 2012 Credit Facilities	Sep. 30, 2012 Guaranteed senior unsecured notes	Jul. 24, 2010 2012 Notes	Apr. 07, 2010 2010 Notes
Debt instrument
Outstanding notes								$ 800,000,000	$ 200,000,000	$ 600,000,000
Weighted average maturity term on guaranteed senior unsecured notes									11 years	9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)									4.95%	6.59%
Amount available under credit facilities after amendment							1,200,000,000
Repayment of credit facility					230,000,000
Amount drew down on the credit facility during the period						50,000,000
Amount drawn down on the credit facility						320,000,000
Long-term debt interest costs	12,300,000	10,700,000	34,700,000	31,000,000
Interest expense capitalized to construction in progress	$ 300,000	$ 600,000	$ 800,000	$ 800,000